INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES [abstract]
Disclosure of inventories

14.     INVENTORIES

	December 31,
	2016	2017
	RMB	RMB

Crude oil and other raw materials	75,680	85,975
Work in progress	14,141	14,774
Finished goods	65,772	84,448
Spare parts and consumables	1,838	2,651

	157,431	187,848
Less: Allowance for diminution in value of inventories	(920)	(1,155)

	156,511	186,693

Allowance for diminution in value of inventories is analyzed as follows:

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	3,603	4,402	920
Allowance for the year	3,687	430	436
Reversal of allowance on disposal	(34)	(10)	(13)
Written off	(2,931)	(4,021)	(190)
Other increase	77	119	2

Balance as of December 31	4,402	920	1,155

During the years ended December 31, 2015, 2016 and 2017, costs of inventories recognized as an expense in the consolidated statement of income were RMB 1,572,798, RMB 1,461,285,  and RMB 1,854,629, respectively. Such costs include the write-down of inventories of RMB 3,687, RMB 430, and RMB 436, respectively, and the reversal of write-down of inventories of RMB 34, RMB 10 and RMB 13, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated statement of income. The write-down of inventories which were realized primarily with the sales of inventories for the year ended December 31, 2015, 2016 and 2017 were RMB 2,931, RMB 4,021and RMB 190. The write-down of inventories for the year ended December 31, 2017 is mainly related to the spare parts and consumables in refining segment and chemical segment.